Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2013-SN1

2. Factor Summary	Asset Type:	Consumer Lease

3. Interest Summary	Closing Date:	6/5/2013

4. Collections and Distributions	Bloomberg Ticker:	ALLYL 2013-SN1

5. Collateral Summary	Monthly Period, Begin:	2/1/2015

	Monthly Period, End:	2/28/2015

6. Losses and Delinquencies	Determination Date:	3/16/2015

7. Credit Instruments	Distribution Date:	3/20/2015

ABS Investor Relations - Ally Financial Inc. as Servicer

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, Class C Notes, and the Secured Notes have not been and will not be registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Accordingly, the Class B Notes, Class C Notes, and the Secured Notes are not transferable other than pursuant to an exemption under the Securities Act and satisfaction of other specified provisions of the AART Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1

1. Distribution Summary

Class	CUSIP	Initial Principal	Beginning Principal	Note Interest	Principal	Interest	Total	Principal	Interest	Ending Principal
		Balance	Balance	Rate	Distribution	Distribution	Distribution	Loss	Carryover	Balance
							(3) + (4) = (5)		Shortfall	(1) - (3) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
Class A-1	02006KAA3	194,000,000.00	0.00	0.0024000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-2	02006KAB1	295,000,000.00	0.00	0.0052000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-3	02006KAC9	395,000,000.00	152,834,547.86	0.0072000	36,117,456.52	91,700.73	36,209,157.25	0.00	0.00	116,717,091.34
Class A-4	02006KAD7	102,036,000.00	102,036,000.00	0.0090000	0.00	76,527.00	76,527.00	0.00	0.00	102,036,000.00
Class B	02006KAE5	65,340,000.00	65,340,000.00	0.0122000	0.00	66,429.00	66,429.00	0.00	0.00	65,340,000.00
Class C	02006KAF2	38,609,000.00	38,609,000.00	0.0155000	0.00	49,869.96	49,869.96	0.00	0.00	38,609,000.00
AART Notes		1,089,985,000.00	358,819,547.86		36,117,456.52	284,526.69	36,401,983.21	0.00	0.00	322,702,091.34

Secured Note		1,099,786,048.15	404,259,606.20	0.0155000	36,117,456.52	522,168.66	36,639,625.18	0.00	0.00	368,142,149.68

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
Class A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-3	386.9229060	91.4365988	0.2321537	91.6687525	0.00000000	295.4863072
Class A-4	1,000.0000000	0.0000000	0.7500000	0.7500000	0.00000000	1,000.0000000
Class B	1,000.0000000	0.0000000	1.0166667	1.0166667	0.00000000	1,000.0000000
Class C	1,000.0000000	0.0000000	1.2916667	1.2916667	0.00000000	1,000.0000000
Secured Note	367.5802279	32.8404389	0.4747911	33.3152300	0.00000000	334.7397890

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1

	Beginning Factor	Ending Factor
Series 2013-SN1 Portfolio	390.6302287	361.2110417
Aggregate ABS Value	414.5378052	384.1357902
Secured Note	367.5802279	334.7397890

	Beginning Factor	Ending Factor
Note Pool Factor	329.1967760	296.0610388

3. Interest Summary

Class	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Note Interest Rate	Target Interest Distribution	Actual Interest Distribution	Beginning Interest Carryover Shortfall Amount	Interest Carryover Shortfall Amount Allocated/ (Repaid) (1)-(2)=(3)	Cumulative Interest Carryover Shortfall Amount
					(1)	(2)		(3)
Class A-1	2/20/2015	3/19/2015	Actual/360	0.0024000	0.00	0.00	0.00	0.00	0.00
Class A-2	2/20/2015	3/19/2015	30/360	0.0052000	0.00	0.00	0.00	0.00	0.00
Class A-3	2/20/2015	3/19/2015	30/360	0.0072000	91,700.73	91,700.73	0.00	0.00	0.00
Class A-4	2/20/2015	3/19/2015	30/360	0.0090000	76,527.00	76,527.00	0.00	0.00	0.00
Class B	2/20/2015	3/19/2015	30/360	0.0122000	66,429.00	66,429.00	0.00	0.00	0.00
Class C	2/20/2015	3/19/2015	30/360	0.0155000	49,869.96	49,869.96	0.00	0.00	0.00
Secured Note	2/20/2015	3/19/2015	30/360	0.0155000	522,168.66	522,168.66	0.00	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1
 4. Collections and Distributions

A. ACOLT
Collections
Monthly Lease Payments	8,395,114.72
Pull Ahead Payments	0.00
Warranty Payments	0.00
Administrative Purchase Payments	480,963.62
Sale Proceeds	32,081,605.19
Monthly Payment Advances	811,427.80
Residual Advances	79,623.52
Extended Lease Payments	0.00
Optional Purchase Price	0.00
Insurance Proceeds	0.00
Security Deposits	0.00
Other Amounts Received	367,251.16
ACOLT Collections	42,215,986.01

Reserve Fund Draw Amount	0.00
Reimbursement of Monthly Payment Advances	394,236.85
Reimbursement of Residual Advances	18,146.80
Total ACOLT Available Distribution Amount	41,803,602.36

Distributions
Total ACOLT Available Distribution Amount	41,803,602.36
Basic Servicing Fee	410,390.87
Secured Note Interest Distributable Amount	522,168.66
Secured Note Principal Distributable Amount	36,117,456.52
AART Collection Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Indenture Trustee expenses	0.00
Excess Total ACOLT Collection Amount to the ACOLT Certificateholder	4,753,586.31

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1

B. AART
Collections
AART Collection Account Shortfall Amount	0.00
Secured Note Interest Distributable Amount	522,168.66
Secured Note Principal Distributable Amount	36,117,456.52
Warranty Payments and Administrative Purchase Payments	0.00
Amounts deposited into the AART Collection Account on the Optional Purchase Date	0.00
Total AART Collections/Available Amount	36,639,625.18

Distributions
Total AART Available Amount	36,639,625.18
Administration Fee	3,368.83
Aggregate Class A Interest Distributable Amount	168,227.73
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	66,429.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	49,869.96
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount	36,117,456.52
Indenture Trustee Expenses	0.00
Excess To Be Released to AART Certificateholders	234,273.14

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1
 5. Collateral Summary

A. Balances

	Initial	Beginning	Ending
Series 2013-SN1 Portfolio	1,320,320,665.53	515,757,163.54	476,914,402.98
Aggregate ABS Value	1,187,995,481.48	492,469,039.53	456,351,583.01
Secured Note	1,099,786,048.15	404,259,606.20	368,142,149.68
AART Notes	1,089,985,000.00	358,819,547.86	322,702,091.34
 There have been no lease assets or secured notes with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Number of Lease Assets

	Initial Number of Lease Assets	Beginning Number of Lease Assets	Scheduled Terminations	Early Terminations Not Default	Early Terminations Default	Repurchases	Other	Ending Number of Lease Assets
Deal Totals	53,224	25,966	861	854	8	24	3	24,216

C. Pool Composition - Weighted Averages

	Initial Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Initial Weighted Average Original Term	Beginning Weighted Average Original Term	Ending Weighted Average Original Term	Initial Weighted Average Remaining Term	Beginning Weighted Average Remaining Term	Ending Weighted Average Remaining Term
Deal Totals	2.0339000	2.1302000	2.1382000	35.78	37.46	37.82	24.49	10.62	10.12

D. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.46%	1.10%	0.70%	0.68%	0.65%	0.69%	0.71%	0.59%	0.74%	0.36%	0.67%	1.05%	1.12%	1.34%	0.42%	0.68%	1.26%	1.07%	0.43%	0.36%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	0.12%	0.00%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1

6. Losses and Delinquencies

	Early Term Defaults			Returned Vehicles Sold			Delinquencies
	Average ABS Value	Net Loss (Gains)	Charge-Off Ratio	Aggregate ABS Value	Residual Loss (Gain)	Residual Loss Ratio	Average ABS Value	Over 60 Days	Percent Delinquent
Current	474,410,311.27	14,177.84	0.036	28,900,756.48	(3,375,765.12)	(11.68)	474,410,311.27	445,665.39	0.094
Preceding	513,367,827.39	(26,150.11)	(0.061)	34,216,660.22	(3,643,420.88)	(10.65)	513,367,827.39	572,798.60	0.112
Next Preceding	553,290,669.84	(49,650.10)	(0.108)	30,125,072.57	(3,066,953.55)	(10.18)	553,290,669.84	637,835.37	0.115
Three Month Average			(0.044)			(10.84)			0.107

Aggregate ABS Value	168,365.79			28,900,756.48
Residual Advance Reimb.	N/A			18,146.80
Aggregate Sales Proceeds	153,608.00			31,927,997.19
Excess Wear/Mileage Charges	0.00			77,325.68
Other Amounts Received	579.95			289,345.53
Current Net Losses (Gains)	14,177.84			(3,375,765.12)			Delinquency Stratification	Amount	Number of Leases

Beginning Cum Net Losses (Gains)	(17,269.63)			(70,799,021.69)			31 - 60 Days	2,105,709.71	111
Current Net Losses (Gains)	14,177.84			(3,375,765.12)			61-90 Days	424,094.96	23
Ending Cum Net Losses (Gains)	(3,091.79)			(74,174,786.81)			> 90 days	21,570.43	2
There have been no material changes related to delinquencies, charge-offs, or uncollectible amounts. The information contained in this reporting is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2013-SN1.

Statement to Securityholder

Ally Auto Receivables Trust 2013-SN1

7. Credit Instruments

Accounts and Advances

Account	Initial Balance	Beginning Balance	Additions	Reductions	Ending Balance	Required Amount

Reserve Account	5,939,977.41	5,939,977.41	0.00	0.00	5,939,977.41	5,939,977.41
Monthly Payment Advances	1,265,757.22	1,117,256.00	811,427.80	394,236.85	1,534,446.95	N/A
Residual Advances	0.00	107,286.60	79,623.52	18,146.80	168,763.32	N/A
Payments Ahead	2,361,588.70	1,467,363.88	259,411.21	336,625.75	1,390,149.34	N/A

8. Performance Tests

ACOLT Event of Default	All Tests Passed
AART Event of Default	All Tests Passed
Administrator Default	All Tests Passed
Servicer Default	All Tests Passed
Aggregate Overcollateralization Target reached?	OC Target has been Reached
Initial Aggregate Overcollateralization Amount	98,010,481.48
Current Aggregate Overcollateralization Amount	133,649,491.67
Overcollateralization Target Amount	133,649,491.67
Initial ACOLT Overcollateralization Amount	88,209,433.33
Current ACOLT Overcollateralization Amount	88,209,433.33
Initial AART Overcollateralization Amount	9,801,048.15
Current AART Overcollateralization Amount	45,440,058.34
 This Servicer Certificate relates only to AART 2013-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2013-SN1 will perform in the future. There have been no material modifications, waivers or extensions relating to the terms of or fees, penalties or payments on pool assets during the distribution period or that cumulatively, have become material over time.